Post balance sheet events (Details) - Jan. 17, 2023 - Major business combination - Don Papa Rum € in Millions, £ in Millions	GBP (£)	EUR (€)	EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid (received)	£ 231	€ 260
Business combination, contingent consideration arrangements	£ 158		€ 178